Financial Risks - Summary of Changes in Fair Value have been Recognized for these Investments (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of changes in the fair value of financial assets designated at fair value through profit or loss [line items]
Change in fair value attributable to changes in credit risk during the year	€ 8	€ 19
Cumulative change in fair value attributable to changes in credit risk held on December 31	45	59
Loans [member]
Disclosure of changes in the fair value of financial assets designated at fair value through profit or loss [line items]
Change in fair value attributable to changes in credit risk during the year	1	3
Cumulative change in fair value attributable to changes in credit risk held on December 31	0	0
Debt securities [member]
Disclosure of changes in the fair value of financial assets designated at fair value through profit or loss [line items]
Change in fair value attributable to changes in credit risk during the year	7	16
Cumulative change in fair value attributable to changes in credit risk held on December 31	€ 45	€ 59